FINANCIAL RISK MANAGEMENT, Interest Rate Risk (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 ARS ($)		Dec. 31, 2024 ARS ($)
Financial Assets and Financial Liabilities [Abstract]
Financial assets	$ 2,018,481,482		$ 1,269,234,494
Financial liabilities	1,829,611,037		885,555,777
Interest Rate Risk [Member]
Financial Assets and Financial Liabilities [Abstract]
Financial assets	440,541,733		380,605,330
Financial liabilities	$ 1,695,810,929	[1]	744,740,236	[2]
Decrease in variable rate basis	0.0100
Interest Rate Risk [Member] | Fixed Interest Rate [Member]
Financial Assets and Financial Liabilities [Abstract]
Financial assets	$ 355,915,568		357,298,924
Financial liabilities	1,695,810,929	[1]	744,740,236	[2]
Interest Rate Risk [Member] | Variable Interest Rate [Member]
Financial Assets and Financial Liabilities [Abstract]
Financial assets	84,626,165		23,306,406
Financial liabilities	$ 0	[1]	$ 0	[2]

[1]	Includes 2031 and 2035 Notes. For further information see Note 13 to the Consolidated Financial Statements.
[2]	Includes 2031 Notes. For further information see Note 13 to the Consolidated Financial Statements.